UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE

	Agency Adjustable Rate Mortgages (0.6%)

	Federal Home Loan Mortgage Corporation, Conventional Pools:
$ 150		5.462%	01/01/38	$160,363
223		5.728	03/01/37	233,160

	Total Agency Adjustable Rate Mortgages (Cost $395,540)			393,523

	Agency Fixed Rate Mortgages (71.4%)

	Federal Home Loan Mortgage Corporation, Conventional Pools:

351		9.50	01/01/17 - 02/01/19	395,679

416		10.00	04/01/16 - 12/01/20	468,782

	February TBA

1,030	(a)	4.00	02/25/42	1,086,328

	Gold Pools:

699		4.00	12/01/41	738,783

5,793		4.50	01/01/36 - 11/01/41	6,178,793

400		5.00	12/01/40 - 05/01/41	436,152

2,144		5.50	01/01/36 - 11/01/37	2,331,217

1,150		6.00	12/01/37 - 10/01/38	1,266,875

308		6.50	06/01/29 - 09/01/33	350,744

238		7.50	04/01/20 - 05/01/35	286,363

100		8.00	08/01/32	121,136

160		8.50	08/01/31	196,791

58		10.00	10/01/21	68,531

	Federal National Mortgage Association, Conventional Pools:

6,950		4.00	02/01/41 - 12/01/41	7,377,073

6,430		4.50	11/01/23 - 10/01/41	6,902,487

3,688		5.00	06/01/37 - 07/01/41	4,013,409

5,653		5.50	05/01/35 - 05/01/38	6,162,827

1,261		6.00	01/01/37 - 10/01/38	1,388,886

1,706		6.50	02/01/28 - 12/01/33	1,956,179

39		7.00	07/01/23 - 06/01/32	45,987

286		7.50	08/01/37	343,547

290		8.00	04/01/33	352,753

259		8.50	10/01/32	317,850

547		9.50	04/01/30	656,153

12		9.75	03/01/16	11,892

80		10.00	10/01/18	93,159

	February TBA

650	(a)	3.00	02/25/27	677,727

	Government National Mortgage Association, February TBA

230	(a)	4.00	02/25/42	248,077

	Various Pools:

2,239		4.50	04/15/39 - 08/15/39	2,453,388

1,859		5.00	05/15/40 - 05/20/41	2,069,718

326		6.50	08/15/25 - 05/15/29	379,289

96		8.00	05/20/30	106,169
329		11.00	04/15/21	358,672
	Total Agency Fixed Rate Mortgages (Cost $48,232,992)			49,841,416

	Asset-Backed Securities (1.8%)

575	Citigroup Mortgage Loan Trust, Inc. (b)	5.53	11/25/34	522,649
779	GSAA Trust	5.038(c)	06/25/34	769,714
	Total Asset-Backed Securities (Cost $1,160,647)			1,292,363

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Collateralized Mortgage Obligations - Agency Collateral Series (7.7%)
	Federal Home Loan Mortgage Corporation, REMIC
$ 145	(d)	6.587(c)%	01/15/42	$146,555
	IO PAC REMIC
3,303		6.18(c)	06/15/40	621,696
	IO REMIC
2,384		5.00	12/15/20 - 12/15/37	400,761
	IO STRIPS
485		7.00	06/01/30	86,533
438		7.50	12/01/29	89,451
1		8.00	01/01/28	305
	Federal National Mortgage Association, REMIC
208	(d)	9.209(c)	12/25/41	220,614
	IO
2,862		6.114(c)	09/25/20	827,415
	IO REMIC
417		5.00	08/25/37	27,657
1,723		6.274(c)	02/25/41	297,692
700		6.304(c)	09/25/38	126,185
	IO STRIPS
193		7.00	11/01/27	31,853
370		8.00	05/01/30 - 06/01/30	77,459
219		8.50	10/01/24	47,215
	REMIC
426		1.481(c)	12/25/23	434,081
279		6.747(c)	04/25/39	303,462
	Government National Mortgage Association, IO PAC REMIC

772		4.50	06/20/39	91,832
	IO REMIC
4,855		0.846(c)	08/20/58	156,343
1,122		4.50	08/20/39	186,706
319		5.00	02/16/41	64,305
1,384		5.76(c)	11/16/40	254,809
1,344		6.26(c)	08/16/34	250,607
1,016		6.299(c)	06/20/40	172,105
1,455		6.31(c)	04/16/41	275,615
924		6.51(c)	08/16/36	180,923
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $4,542,023)			5,372,179
	Commercial Mortgage Backed Securities (4.4%)
210	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.817(c)	04/10/49	203,959
190	Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	152,693
100	DBUBS Mortgage Trust (e)	5.627(c)	07/10/44	97,432
	FREMF Mortgage Trust
285	(e)	5.051(c)	07/25/44	276,820
135	(e)	5.332(c)	02/25/47	128,005
	Greenwich Capital Commercial Funding Corp.
200		5.475	03/10/39	195,259
565		5.867(c)	12/10/49	527,013
190	JP Morgan Chase Commercial Mortgage Securities Corp.	6.256(c)	02/15/51	182,863
	LB-UBS Commercial Mortgage Trust
325		5.276(c)	02/15/41	279,829
220		6.364(c)	09/15/45	220,978
800	WF-RBS Commercial Mortgage Trust (e)	5.174(c)	02/15/44	781,304

	Total Commercial Mortgage Backed Securities (Cost $3,188,315)			3,046,155

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Mortgages - Other (13.6%)
$686	American Home Mortgage Investment Trust	0.456	(c)%	12/25/46	$359,583
585	Banc of America Funding Corp.	5.50		03/25/36	534,140
	Chase Mortgage Finance Corp.
194		2.757	(c)	02/25/37	186,119
739		2.766	(c)	02/25/37	685,227
411		2.766	(c)	02/25/37	280,326
520		5.50		11/25/35	492,398
442		6.00		11/25/36	353,869
439	Citigroup Mortgage Loan Trust, Inc. (b)	2.66	(c)	10/25/35	348,802
1,160	Countrywide Alternative Loan Trust	0.416	(c)	04/25/47	686,992
501	Credit Suisse Mortgage Capital Certificates (e)	5.728	(c)	05/26/37	517,430
345	First Horizon Asset Securities, Inc.	6.25		11/25/36	331,038
479	GS Mortgage Securities Corp. (e)	7.50	(c)	09/25/36	363,702
172	GSR Mortgage Loan Trust	0.526	(c)	03/25/35	159,078
	Impac CMB Trust
473		1.071	(c)	10/25/34	347,040
508		1.146	(c)	10/25/34	346,819
455	JP Morgan Mortgage Trust	5.50		01/25/36	403,256
565	Lehman Mortgage Trust	6.50		09/25/37	415,634
	Luminent Mortgage Trust
653		0.416	(c)	01/25/37	361,131
22		0.516	(c)	04/25/36	10,531
64	Mastr Adjustable Rate Mortgages Trust	4.873	(c)	02/25/36	58,009
159	MLCC Mortgage Investors, Inc.	0.787	(c)	04/25/29	140,487
212	Salomon Brothers Mortgage Securities VII, Inc.	2.726	(c)	12/25/30	211,258
346	Structured Asset Mortgage Investments, Inc.	0.506	(c)	05/25/45	200,215
	WaMu Mortgage Pass-Through Certificates
458		0.556	(c)	11/25/45	310,566
618		1.177	(c)	07/25/46	378,856
510		5.235	(c)	06/25/37	349,850
675	Wells Fargo Mortgage Backed Securities Trust	5.00		04/25/35	662,198
	Total Mortgages - Other (Cost $9,371,111)				9,494,554

	Short-Term Investments (2.0%)
	U.S. Treasury Security (0.1%)
80	U.S. Treasury Bill (Cost $79,998)(f)(g)	0.018		03/22/12	79,998

NUMBER OF SHARES (000)
	Investment Company (1.9%)
1,329	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $1,328,683)(h)				1,328,683
	Total Short-Term Investments (Cost $1,408,681)				1,408,681

	Total Investments (Cost $68,299,309) (i)(j)			101.5%	70,848,871
	Liabilities in Excess of Other Assets			(1.5)	(1,051,324)
	Net Assets			100.0%	$69,797,547

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

(b)	For the three months ended January 31, 2012, the cost of purchases and the proceeds from sales of Citigroup, Inc., Asset-Backed Security and Mortgage - Other, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940, was $346,618 and $452,842, respectively, including net realized gains of $12,480.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2012.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2012.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	A portion of this security has been physically segregated in connection with open futures contracts.
(g)	Rate shown is the yield to maturity at January 31, 2012.
(h)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Futures Contracts Open at January 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
18	Long	U.S. Treasury 2 yr. Note, Mar-12	$3,973,500	$5,830
5	Long	U.S. Treasury 10 yr. Note, Mar-12	661,250	156
2	Long	U.S. Treasury 5 yr. Note, Mar-12	248,094	2,000
3	Short	U.S. Treasury 30 yr. Bond, Mar-12	(436,313)	(2,937)

Net Unrealized Appreciation				$5,049

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at January 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$1,190	3 Month LIBOR	Receive	3.77%	04/15/20	$(208,772)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ¡ January 31, 2012 (unaudited)

Valuation of Investments - (1) Certain securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the fundcode not found’s investments as of January 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	—	$393,523	—	$393,523
Agency Fixed Rate Mortgages	—	49,841,416	—	49,841,416
Asset-Backed Securities	—	1,292,363	—	1,292,363
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,372,179	—	5,372,179
Commercial Mortgage Backed Securities	—	3,046,155	—	3,046,155
Mortgages - Other	—	9,494,554	—	9,494,554
Total Fixed Income Securities	—	69,440,190	—	69,440,190
Short-Term Investments
U.S. Treasury Security	—	79,998	—	79,998
Investment Company	$1,328,683	—	—	1,328,683
Total Short-Term Investments	1,328,683	79,998	—	1,408,681
Futures Contracts	7,986	—	—	7,986
Total Assets	1,336,669	69,520,188	—	70,856,857
Liabilities:
Futures Contracts	(2,937)	—	—	(2,937)
Interest Rate Swap Agreements	—	(208,772)	—	(208,772)
Total Liabilities	(2,937)	(208,772)	—	(211,709)
Total	$1,333,732	$69,311,416	—	$70,645,148

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 22, 2012